Investment Strategy	Feb. 01, 2026
Alpha Architect US Equity ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	Effective immediately, the Fund is classified as “diversified” within the meaning of the Investment Company Act of 1940. All references to the Fund being “non-diversified” should be disregarded. Additionally, the risk factor entitled “Non-Diversified Fund Risk” in the Summary Prospectus and Prospectus should be disregarded with respect to the Fund.